SCHEDULE OF CHANGES IN RESTRICTED STOCK UNITS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2026 shares Segments	Dec. 31, 2025 shares Segments
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	61,911
Number of RSUs, Issued	1,693,484
Number of RSUs outstanding, Ending of the period	57,795	61,911
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	413,151	188,100
Number of RSUs, Vested | Segments	(774,738)	(216,738)
Number of RSUs, Issued	2,066,285	450,964
Number of RSUs, Forfeited | Segments	(18,522)	(9,175)
Number of RSUs outstanding, Ending of the period	1,686,176	413,151